Fair Value Measurements - Valuation Inputs and Assumptions (Details) - Social Finance, Inc.	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Conditional prepayment rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Asset-backed bonds	0.188	0.188	0.147
Residual investments	0.193	0.188	0.147
Residual interests classified as debt	0.187	0.195	0.149
Conditional prepayment rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Asset-backed bonds	0.282	0.219	0.188
Residual investments	0.306	0.223	0.244
Residual interests classified as debt	0.337	0.248	0.215
Conditional prepayment rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Residual investments	0.229	0.202	0.167
Residual interests classified as debt	0.263	0.214	0.178
Annual default rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Residual investments	0.003	0.003	0.002
Residual interests classified as debt	0.004	0.004	0.003
Annual default rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Residual investments	0.062	0.062	0.067
Residual interests classified as debt	0.063	0.064	0.069
Annual default rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Residual investments	0.006	0.007	0.009
Residual interests classified as debt	0.032	0.031	0.041
Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Asset-backed bonds	0.007	0.008	0.020
Residual investments	0.026	0.030	0.039
Residual interests classified as debt	0.073	0.085	0.078
Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Asset-backed bonds	0.036	0.040	0.057
Residual investments	0.150	0.185	0.131
Residual interests classified as debt	0.150	0.180	0.120
Discount rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Residual investments	0.049	0.062	0.054
Residual interests classified as debt	0.091	0.108	0.102
Loan funding probability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Interest rate lock commitments	0.641	0.545	0.500
Loan funding probability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Interest rate lock commitments	0.641	0.545	0.500
Loan funding probability | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Interest rate lock commitments	0.641	0.545	0.500
Student loans | Market servicing costs | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.001	0.001	0.001
Student loans | Market servicing costs | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.002	0.002	0.001
Student loans | Market servicing costs | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.001	0.001	0.001
Student loans | Conditional prepayment rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.173	0.158	0.141
Servicing rights	0.136	0.138	0.103
Student loans | Conditional prepayment rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.278	0.333	0.342
Servicing rights	0.264	0.247	0.394
Student loans | Conditional prepayment rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.197	0.184	0.186
Servicing rights	0.210	0.187	0.144
Student loans | Annual default rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.002	0.002	0.002
Servicing rights	0.002	0.002	0.001
Student loans | Annual default rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.035	0.049	0.057
Servicing rights	0.047	0.048	0.053
Student loans | Annual default rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.004	0.004	0.003
Servicing rights	0.004	0.004	0.003
Student loans | Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.015	0.011	0.025
Servicing rights	0.073	0.073	0.073
Student loans | Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.071	0.071	0.062
Servicing rights	0.073	0.073	0.073
Student loans | Discount rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.033	0.033	0.041
Servicing rights	0.073	0.073	0.073
Home loans | Market servicing costs | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.001	0.001	0.001
Home loans | Market servicing costs | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.001	0.001	0.001
Home loans | Market servicing costs | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.001	0.001	0.001
Home loans | Conditional prepayment rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.038	0.044	0.071
Servicing rights	0.086	0.139	0.059
Home loans | Conditional prepayment rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.116	0.176	0.115
Servicing rights	0.175	0.203	0.100
Home loans | Conditional prepayment rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.098	0.149	0.083
Servicing rights	0.111	0.165	0.075
Home loans | Annual default rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.001	0.001	0.002
Servicing rights	0.001	0.001	0.001
Home loans | Annual default rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.042	0.049	0.079
Servicing rights	0.006	0.001	0.004
Home loans | Annual default rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.001	0.001	0.002
Servicing rights	0.001	0.001	0.002
Home loans | Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.022	0.013	0.032
Servicing rights	0.095	0.100	0.102
Home loans | Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.120	0.100	0.112
Servicing rights	0.095	0.100	0.104
Home loans | Discount rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.024	0.016	0.035
Servicing rights	0.095	0.100	0.103
Personal loans | Market servicing costs | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.002	0.002	0.002
Personal loans | Market servicing costs | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.008	0.007	0.005
Personal loans | Market servicing costs | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.003	0.003	0.003
Personal loans | Conditional prepayment rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.159	0.145	0.121
Servicing rights	0.202	0.162	0.152
Personal loans | Conditional prepayment rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.316	0.232	0.174
Servicing rights	0.346	0.261	0.202
Personal loans | Conditional prepayment rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.213	0.181	0.157
Servicing rights	0.249	0.191	0.158
Personal loans | Annual default rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.033	0.033	0.043
Servicing rights	0.031	0.031	0.046
Personal loans | Annual default rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.361	0.338	0.292
Servicing rights	0.077	0.075	0.110
Personal loans | Annual default rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.041	0.042	0.055
Servicing rights	0.053	0.055	0.058
Personal loans | Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.046	0.050	0.045
Servicing rights	0.073	0.073	0.073
Personal loans | Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.095	0.107	0.083
Servicing rights	0.073	0.073	0.073
Personal loans | Discount rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.055	0.060	0.060
Servicing rights	0.073	0.073	0.073